Shareholder Report, Average Annual Return (Details) 192894_RMB Quality Intermediate Tax-Exempt Municipal Fund_Class I_TSR Annual {Class I}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Quality Intermediate Tax-Exempt Municipal Fund Class I (without sales charge)
Average Annual Return, Percent	1.36%
ICE BofA US Municipal Securities Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Municipal Securities Index Total Return
Average Annual Return, Percent	1.24%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return
Average Annual Return, Percent	0.59%